Equity Method Investment (Tables)	9 Months Ended
Jun. 30, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of the summarized financial information
June 30, 2022
Current assets	$9,667
Noncurrent assets	456,631
Current liabilities	231,177
Noncurrent liabilities	—
Equity	235,121
	For the Three Months Ended June 30, 2022	For the Period from March 17, 2022 (Date of Investment) through June 30, 2022
Net revenue	$—	$—
Gross profit	—	—
Loss from operations	177,774	238,415
Net loss	177,774	238,415